NOTE 8 - SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION: Schedule of Financial Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Details
Interest income	$ 6	$ 49
Expense from revaluation of deposits	(3)	(24)
Financial Income	$ 3	$ 25